ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

ING Map Plus NPSM

Supplement dated April 30, 2010 to the Contract Prospectus
and Contract Prospectus Summary, each dated April 30, 2010

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your current Contract
Prospectus and Contract Prospectus Summary for future reference.

1. Effective in July and August certain funds offered through your contract will be reorganized into other funds as follows:

Effective mid-July, 2010, the following Disappearing Portfolio will reorganize into and become part of the following Surviving Portfolio:

Disappearing Portfolio	Surviving Portfolio
Evergreen Special Values Fund	Wells Fargo Advantage Special Small Cap Value Fund

Accordingly, effective the date of this reorganization, investments in the Disappearing Portfolio will automatically become investments in the Surviving Portfolio, as follows:

  Class F of the Wells Fargo Advantage Special Small Cap Value Fund will automatically be added to your contract and all existing account balances invested in the Evergreen Special Values Fund (Class A) will automatically become investments in the Wells Fargo Advantage Special Small Cap Value Fund (Class F).

As a result, effective the date of this reorganization, all references to the Disappearing Portfolio in the Contract
Prospectus and Contract Prospectus Summary are hereby deleted. Please refer to the Disappearing Portfolio’s prospectus, including any supplements for information regarding the exact reorganization date.

Effective after the close of business on August 20, 2010, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Baron Asset Portfolio	ING MidCap Opportunities Portfolio
ING Opportunistic LargeCap Portfolio	ING Growth and Income Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio	ING Small Company Portfolio

Accordingly, effective after the close of business on August 20, 2010 investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

  Class S of the ING MidCap Opportunities Portfolio will automatically be added to your contract and all existing account balances invested in the ING Baron Asset Portfolio (S Class) will automatically become investments in the ING MidCap Opportunities Portfolio (Class S).
  Class I of the ING Growth and Income Portfolio will automatically be added only for those plans who were offering ING Opportunistic LargeCap Portfolio (Class I) as of the August 20, 2010 merger date. (The ING
  Growth and Income Portfolio (Class I) will only be available for investment for plans offering the ING Opportunistic LargeCap Portfolio as of August 20, 2010.) All existing account balances invested in the ING Opportunistic LargeCap Portfolio (Class I) will automatically become investments in the ING Growth and Income Portfolio (Class I). Class S of the ING Growth and Income Portfolio will remain available to all investments.
  All existing account balances invested in the ING Wells Fargo Small Cap Disciplined Portfolio (Class S) will automatically become investments in the ING Small Company Portfolio (Class I).

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As a result of the reorganizations, effective after the close of business on August 20, 2010 all references to the Disappearing Portfolios in the Contract Prospectus and Contract Prospectus Summary are hereby deleted.

2. Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing Portfolios after the date of the reorganization will be automatically allocated to the Surviving Portfolios. You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

ING
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862

See also the Transfers section of your Contract Prospectus or the Investment Options section of your
Contract Prospectus Summary for further information about making allocation changes. More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at our Customer Service Center noted above. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

3. Effective mid-July 2010 or after the close of business on August 20, 2010, as applicable, the following information regarding the new funds made available in July and August as noted above is added to Appendix IV –Fund Descriptions:

Investment
Fund Name	Adviser/Subadviser	Investment Objective(s)
ING Variable Products Trust –	ING Investments, LLC	Seeks long-term capital appreciation.
ING MidCap Opportunities
Portfolio	Subadviser: ING Investment
Management Co.
Wells Fargo Funds Trust – Wells	Wells Fargo Funds	Seeks long-term capital
Fargo Advantage Small Cap	Management, LLC	appreciation.
Value Fund
Subadviser:
Wells Capital Management
Incorporated

4. Effective mid-July 2010 or after the close of business on August 20, 2010, as applicable, the following information is added to the Subaccount Administrative Adjustment Charge chart on page 21 of the Contract
Prospectus and page 9 of the Contract Prospectus Summary:

Fund or Fund Family	Charge	Fund or Fund Family	Charge
ING Growth and Income Portfolio (Class I)	0.35%	Wells Fargo Advantage Special Small Cap Value Fund	0.05%
		(Class F)

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers,
LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.109860-10A	Page 2 of 2	April 2010